Loan Receivable, Net	12 Months Ended
Dec. 31, 2022
Loan Receivable, Net [Abstract]
LOAN RECEIVABLE, NET

NOTE 4 – LOAN RECEIVABLE, NET

Pursuant to the investment agreement dated as of September 1, 2021, the Company has agreed to invest $350,000 to acquire a 4.99% interest in HuaMei Trading Management Limited (“HuaMei Trading”), a Hong Kong corporation. HuaMei Trading acquired a wholly-owned subsidiary, Xiaosong Xiaoya (Chongqing) Technology Co., Ltd (“Xiaosong Xiaoya”) on January 25, 2021. Xiaosong Xiaoya was incorporated in People’s Republic of China (“PRC”) on January 25, 2021. HuaMei Trading is a financial technology company which provides data service. As the Company changed its investment strategy and considered operation risks, on December 5, 2021, HuaMei Trading has agreed to return $350,000 in full before December 5, 2022. The balance of $350,000 was transferred into an interest-bearing loan. The term of the loan is December 5, 2021 to December 4, 2022, and the interest rate is 3.85% per annum.

Pursuant to the loan agreement dated November 5, 2021, the Company has agreed to loan $200,000 to HuaMei Trading. The term of the loan is from November 12, 2021, to November 11, 2022, and the interest rate is 3.85% per annum.

Considering that the business conditions of HuaMei Trading were not as expected, the Company recorded an allowance for bad debts of $550,000 to fully reserve the loan to Huamei Trading during fiscal year ended December 31, 2021, which was included in “Other general and administrative expenses” on the accompanying consolidated statements of operations and comprehensive loss.

In December 2021, the Company extended a loan to Cacti Fintec Limited in an amount of $2.1 million. The loan bears an interest rate of 3.78% per annum with maturity date in December, 2022. In December 2022, the loan is extended to December 2023 with a modified interest rate of 4.35% per annum subsequently. In November 2022 and December 2022, the Company extended additional two loans to Cacti Fintec Limited in the amount of $1.3 million and $250,000, respectively. The loans bear an interest rate of 4.35% per annum with maturity dates in November 2023 and December 2023, respectively. As of December 31, 2022, the Company’s total loan to Cacti Fintec Limited amounted to $3,650,000.

In February 2022, the Company extended a loan to a third party company in an amount of $100,000. Considering the collection is not probable, the Company recorded an allowance for bad debts of $100,000 to fully reserve the loan to the third party company during fiscal year ended December 31, 2022, which was included in “Other general and administrative expenses” on the accompanying consolidated statements of operations and comprehensive loss.

In July 2022, the Company extended a loan to Yifan Sun, a third party, in an amount of $120,000. The loan bears an interest rate of 3.85% per annum with a maturity date in July 2023. Sun Yifan repaid $75,000 during fiscal year ended December 31, 2022. The balance of the loan is $45,000 as of December 31, 2022. The Company fully collected the loan and interest as of reporting date.

In July 2022 and September 2022, the Company extended two loans to FLJ Group Limited (formerly known as “Q&K International Group Limited”) in the amount of $500,000 and $100,000, respectively. The loans bear an interest rate of 3.85% per annum with a maturity date in July 2023. As of December 31, 2022, the Company’s total loan to FLJ Group Limited amounted to $600,000.

In September 2022, the Company agreed to extend a loan to Yong Zhang, a third party, in an amount of RMB 1,650,000 (approximately $237,000). The loan bears an interest rate of 3.65% per annum with a maturity date in September 2023.